Basis of presentation and significant accounting policies (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Payments description			Seller agrees to sell the Goods to Buyer for Fifty Percent (50%) off Sellers listed retail price (see Exhibit A). Seller will provide an invoice to Buyer at the time of delivery. All invoices must be paid, in full, within thirty (30) days. Any balances not paid within thirty (30) days will be subject to a five percent (5%) late payment penalty. In the event Buyer exceeds the aggregate of $500,000 worth of aforementioned products having been purchased, delivered, and paid for, Buyer will be entitled to an additional Five Percent (5%) discount up to the aggregate of $750,000.00. In the event Buyer exceeds the aggregate of $750,000 worth of aforementioned products having been purchased, delivered, and paid for, Buyer will be entitled to an additional Five Percent (5%) discount up to the aggregate of $1,500,000.00. All future sales after initial $1,500,000 in aggregate purchases will be sold at 60% off retail		Seller agrees to sell the Goods to Buyer for Fifty Percent (50%) off Sellers listed retail price (see Exhibit A). Seller will provide an invoice to Buyer at the time of delivery. All invoices must be paid, in full, within thirty (30) days. Any balances not paid within thirty (30) days will be subject to a five percent (5%) late payment penalty. In the event Buyer exceeds the aggregate of $500,000.00 worth of aforementioned products having been purchased, delivered, and paid for, Buyer will be entitled to an additional Five Percent (5%) discount up to the aggregate of $750,000.00. In the event Buyer exceeds the aggregate of $750,000.00 worth of aforementioned products having been purchased, delivered, and paid for, Buyer will be entitled to an additional Five Percent (5%) discount up to the aggregate of $1,500,000.00. All future sales after initial $1,500,000 in aggregate purchases will be sold at 60% off retai
Cash, FDIC insured amount	$ 0	$ 0	$ 0	$ 0	$ 0	$ 12,349
Derivative liabilities	392,561		$ 392,561		$ 531,525	$ 437,549
Antidilutive securities excluded from computation of earnings per share			211,919,728	286,251,995	95,273,690	579,347,525
Depreciation			$ 3,489	$ 4,051	$ 6,772	$ 389
Amortization expense			191,192	4,943	11,295	6,591
Research and Development Expense	275,071	$ 31,815	1,177,123	$ 183,597	794,750	561,990
Right-of-use asset	15,071		15,071		34,184	58,976
Lease liability	15,071		15,071		$ 34,184
Maximum [Member]
Property, Plant and Equipment [Line Items]
Cash, FDIC insured amount	$ 250,000		$ 250,000			$ 250,000